Intangible Assets - Schedule of Movements in the Intangible Assets (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Movements in the Intangible Assets [Abstract]
Beginning balance
Additions	35,687,565
Amortization	(11,009,889)
Ending balance	¥ 24,677,676